WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 42.4%
COMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 1.5%
AT&T Inc., Senior Notes	3.600%	2/17/23	810,000	$845,950	(a)
Verizon Communications Inc., Senior Notes (3 mo. USD LIBOR + 1.100%)	3.010%	5/15/25	380,000	389,007	(a)(b)

Total Diversified Telecommunication Services				1,234,957

Media - 0.7%
DISH DBS Corp., Senior Notes	5.875%	7/15/22	190,000	201,738
DISH DBS Corp., Senior Notes	5.875%	11/15/24	270,000	276,469
DISH DBS Corp., Senior Notes	7.750%	7/1/26	75,000	79,593
Fox Corp., Senior Notes	4.030%	1/25/24	40,000	42,652	(c)

Total Media				600,452

Wireless Telecommunication Services - 2.2%
Sprint Corp., Senior Notes	7.250%	9/15/21	530,000	561,440
Sprint Corp., Senior Notes	7.625%	2/15/25	740,000	813,889
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	240,625	243,067	(c)
Vodafone Group PLC, Senior Notes (3 mo. USD LIBOR + 0.990%)	2.991%	1/16/24	220,000	222,872	(a)(b)

Total Wireless Telecommunication Services				1,841,268

TOTAL COMMUNICATION SERVICES				3,676,677

CONSUMER DISCRETIONARY - 3.0%
Auto Components - 0.3%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	200,000	210,607	(c)

Automobiles - 2.1%
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	250,000	261,797
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	400,000	414,578	(a)
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	1,000,000	1,053,972	(a)

Total Automobiles				1,730,347

Internet & Direct Marketing Retail - 0.4%
Amazon.com Inc., Senior Notes	1.900%	8/21/20	370,000	370,380	(a)

Specialty Retail - 0.2%
Home Depot Inc., Senior Notes (3 mo. USD LIBOR + 0.310%)	2.217%	3/1/22	200,000	200,511	(b)

TOTAL CONSUMER DISCRETIONARY				2,511,845

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc. 2019 Quarterly Report	1

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONSUMER STAPLES - 2.9%
Beverages - 0.5%
Anheuser-Busch InBev Finance Inc., Senior Notes (3 mo. USD LIBOR + 1.260%)	3.162%	2/1/21	440,000	$444,905	(a)(b)

Food & Staples Retailing - 0.7%
Walmart Inc., Senior Notes	1.900%	12/15/20	560,000	560,885	(a)

Food Products - 1.2%
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	920,000	974,913	(a)

Tobacco - 0.5%
BAT Capital Corp., Senior Notes	2.764%	8/15/22	450,000	456,778	(a)

TOTAL CONSUMER STAPLES				2,437,481

ENERGY - 4.2%
Energy Equipment & Services - 0.2%
Halliburton Co., Senior Notes	3.250%	11/15/21	170,000	173,523

Oil, Gas & Consumable Fuels - 4.0%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	351,000	359,212	(a)
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	190,000	195,992
Chevron Corp., Senior Notes	2.100%	5/16/21	330,000	332,162	(a)
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	120,000	126,830
Continental Resources Inc., Senior Notes	5.000%	9/15/22	344,000	346,684
Occidental Petroleum Corp., Senior Notes	4.100%	2/1/21	40,000	40,703
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	418,000	447,344
Shell International Finance BV, Senior Notes	1.875%	5/10/21	600,000	600,850	(a)
Shell International Finance BV, Senior Notes	1.750%	9/12/21	120,000	119,984
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	210,000	267,063	(a)
Williams Cos. Inc., Senior Notes	5.250%	3/15/20	200,000	201,187	(a)
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	250,000	270,072	(a)

Total Oil, Gas & Consumable Fuels				3,308,083

TOTAL ENERGY				3,481,606

FINANCIALS - 21.9%
Banks - 16.1%
ABN AMRO Bank NV, Senior Notes	2.450%	6/4/20	200,000	200,370	(a)(c)
ABN AMRO Bank NV, Senior Notes (3 mo. USD LIBOR + 0.570%)	2.489%	8/27/21	430,000	431,855	(a)(b)(c)
Banco Santander Chile, Senior Notes	2.500%	12/15/20	210,000	210,189	(c)
Banco Santander SA, Senior Notes	3.125%	2/23/23	200,000	204,276	(a)

See Notes to Schedule of Investments.

2	Western Asset Variable Rate Strategic Fund Inc. 2019 Quarterly Report

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - continued
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. USD LIBOR + 3.705%)	6.250%	9/5/24	650,000	$722,777	(b)(d)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	660,000	704,472	(a)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	200,000	216,821	(b)(c)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	570,000	618,042	(b)(d)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	900,000	979,119	(a)
Cooperatieve Rabobank UA, Senior Notes	2.250%	1/14/20	250,000	250,016
Cooperatieve Rabobank UA, Senior Notes	4.750%	1/15/20	110,000	110,096	(c)
Cooperatieve Rabobank UA, Senior Notes (3 mo. USD LIBOR + 0.430%)	2.366%	4/26/21	600,000	602,213	(a)(b)
Fifth Third Bancorp, Senior Notes	3.650%	1/25/24	40,000	42,246
JPMorgan Chase & Co., Junior Subordinated Notes (5.150% to 5/1/23 then 3 mo. USD LIBOR + 3.250%)	5.150%	5/1/23	1,320,000	1,380,344	(b)(d)
M&T Bank Corp., Junior Subordinated Notes (6.450% to 2/15/24 then 3 mo. USD LIBOR + 3.610%)	6.450%	2/15/24	1,190,000	1,322,405	(b)(d)
Mitsubishi UFJ Financial Group Inc., Senior Notes	3.218%	3/7/22	380,000	389,492
Nordea Bank Abp, Subordinated Notes	4.875%	5/13/21	310,000	321,512	(a)(c)
PNC Financial Services Group Inc., Junior Subordinated Notes (4.850% to 6/1/23 then 3 mo. USD LIBOR + 3.040%)	4.850%	6/1/23	990,000	1,028,630	(b)(d)
PNC Financial Services Group Inc., Senior Notes	3.500%	1/23/24	230,000	242,380
Royal Bank of Canada, Senior Notes (3 mo. USD LIBOR + 0.390%)	2.326%	4/30/21	240,000	240,858	(b)
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	200,000	204,851	(a)
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	50,000	51,079
U.S. Bank N.A., Senior Notes (3 mo. USD LIBOR + 0.320%)	2.256%	4/26/21	640,000	641,699	(a)(b)

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc. 2019 Quarterly Report	3

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - continued
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	1/31/20	1,800,000	$1,816,236	(b)(d)
Wells Fargo & Co., Senior Notes	3.500%	3/8/22	450,000	464,863	(a)

Total Banks				13,396,841

Capital Markets - 2.8%
Bank of New York Mellon Corp., Junior Subordinated Notes (4.500% to 6/20/23 then 3 mo. USD LIBOR + 2.460%)	4.500%	6/20/23	1,340,000	1,355,437	(b)(d)
Credit Suisse AG, Senior Notes	3.625%	9/9/24	250,000	266,143
Goldman Sachs Capital III Ltd. (3 mo. USD LIBOR + 0.770%, 4.000% floor)	4.000%	1/31/20	43,000	37,260	(b)(d)
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	650,000	682,748	(a)

Total Capital Markets				2,341,588

Consumer Finance - 1.0%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	225,000	227,081
American Express Co., Senior Notes	3.000%	2/22/21	120,000	121,463
American Express Co., Senior Notes	2.650%	12/2/22	517,000	527,280	(a)

Total Consumer Finance				875,824

Diversified Financial Services - 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.875%	1/16/24	150,000	162,715
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	290,000	326,403	(a)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	190,000	207,072
USAA Capital Corp., Senior Notes	2.625%	6/1/21	180,000	182,046	(c)

Total Diversified Financial Services				878,236

Insurance - 0.9%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	4,066	6,029	(c)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	6.945%	2/12/23	15,993	16,233	(b)(c)
MetLife Inc., Junior Subordinated Notes (5.250% to 6/15/20 then 3 mo. USD LIBOR + 3.575%)	5.250%	6/15/20	680,000	690,033	(b)(d)

Total Insurance				712,295

TOTAL FINANCIALS				18,204,784

See Notes to Schedule of Investments.

4	Western Asset Variable Rate Strategic Fund Inc. 2019 Quarterly Report

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 1.7%
Health Care Equipment & Supplies - 0.7%
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	139,000	$147,453
Becton Dickinson and Co., Senior Notes (3 mo. USD LIBOR + 1.030%)	2.917%	6/6/22	250,000	251,923	(a)(b)
Medtronic Inc., Senior Notes	3.500%	3/15/25	196,000	210,240

Total Health Care Equipment & Supplies				609,616

Health Care Providers & Services - 0.8%
CVS Health Corp., Senior Notes	3.350%	3/9/21	478,000	486,060
Humana Inc., Senior Notes	2.500%	12/15/20	140,000	140,623

Total Health Care Providers & Services				626,683

Pharmaceuticals - 0.2%
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	100,000	95,678
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	30,000	29,417
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	60,000	58,217

Total Pharmaceuticals				183,312

TOTAL HEALTH CARE				1,419,611

INDUSTRIALS - 2.8%
Aerospace & Defense - 0.7%
General Dynamics Corp., Senior Notes (3 mo. USD LIBOR + 0.380%)	2.281%	5/11/21	370,000	371,182	(a)(b)
United Technologies Corp., Senior Notes (3 mo. USD LIBOR + 0.650%)	2.554%	8/16/21	200,000	200,027	(a)(b)

Total Aerospace & Defense				571,209

Airlines - 0.3%
American Airlines Group Inc., Pass- Through Certificates Trust	4.100%	1/15/28	214,215	228,542
Delta Air Lines Pass-Through Certificates Trust	8.021%	8/10/22	22,178	24,272

Total Airlines				252,814

Commercial Services & Supplies - 0.0%
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	20,000	22,018

Electrical Equipment - 0.2%
ABB Finance USA Inc., Senior Notes	2.800%	4/3/20	140,000	140,296

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc. 2019 Quarterly Report	5

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Industrial Conglomerates - 1.6%
General Electric Co., Junior Subordinated Notes (5.000% to 1/21/21 then 3 mo. USD LIBOR + 3.330%)	5.000%	1/21/21	1,312,000	$1,287,046	(b)(d)

TOTAL INDUSTRIALS				2,273,383

INFORMATION TECHNOLOGY - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	340,000	349,979	(a)(c)

MATERIALS - 0.7%
Chemicals - 0.3%
Equate Petrochemical BV, Senior Notes	3.000%	3/3/22	280,000	281,810	(c)

Metals & Mining - 0.4%
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	320,000	326,500	(c)

TOTAL MATERIALS				608,310

UTILITIES - 0.4%
Electric Utilities - 0.4%
FirstEnergy Corp., Senior Notes	2.850%	7/15/22	290,000	294,821	(a)

TOTAL CORPORATE BONDS & NOTES (Cost - $33,284,483)				35,258,497

COLLATERALIZED MORTGAGE OBLIGATIONS(e) - 41.3%
Adjustable Rate Mortgage Trust, 2005-11 5A1 (1 mo. USD LIBOR + 0.540%)	2.332%	2/25/36	76,671	52,442	(b)
Alternative Loan Trust, 2004-6CB A (1 mo. USD LIBOR + 0.580%)	2.372%	5/25/34	50,139	50,464	(b)
Banc of America Funding Corp., 2015-R3 2A2	1.838%	2/27/37	1,624,048	1,397,147	(b)(c)
Banc of America Funding Trust, 2004-B 6A1	2.490%	12/20/34	269,378	225,425	(b)
Banc of America Funding Trust, 2005-E 8A1 (Cost of Funds for the 11th District of San Francisco + 1.430%, min. coupon of 1.430%)	2.557%	6/20/35	186,975	145,283	(b)
Bear Stearns ALT-A Trust, 2004-3 A1 (1 mo. USD LIBOR + 0.640%)	2.432%	4/25/34	201,402	204,139	(b)
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	2.990%	7/15/35	100,000	100,067	(b)(c)
BHMS, 2018-ATLS D (1 mo. USD LIBOR + 2.250%)	3.990%	7/15/35	280,000	280,370	(b)(c)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	250,000	266,412	(b)
CD Mortgage Trust, 2017-CD6 XA, IO	0.963%	11/13/50	6,523,066	342,127	(b)

See Notes to Schedule of Investments.

6	Western Asset Variable Rate Strategic Fund Inc. 2019 Quarterly Report

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - continued
CGDB Commercial Mortgage Trust, 2019- MOB A (1 mo. USD LIBOR + 0.950%)	2.690%	11/15/36	210,000	$209,933	(b)(c)
Chevy Chase Funding LLC Mortgage- Backed Certificates, 2004-2A A1 (1 mo. USD LIBOR + 0.270%)	2.062%	5/25/35	141,146	139,884	(b)(c)
Chevy Chase Funding LLC Mortgage- Backed Certificates, 2004-3A A1 (1 mo. USD LIBOR + 0.250%)	2.042%	8/25/35	127,219	126,517	(b)(c)
CHL Mortgage Pass-Through Trust, 2004-20 2A1	3.390%	9/25/34	206,384	161,275	(b)
CHL Mortgage Pass-Through Trust, 2004-29 2A1 (1 mo. USD LIBOR + 0.660%)	2.452%	2/25/35	16,971	16,350	(b)
CHL Mortgage Pass-Through Trust, 2005- HYB9 3A1A (12 mo. USD LIBOR + 1.750%)	3.711%	2/20/36	180,847	166,993	(b)
Citigroup Commercial Mortgage Trust, 2013-375P A	3.251%	5/10/35	340,000	349,681	(c)
Citigroup Commercial Mortgage Trust, 2019-SST2 A (1 mo. USD LIBOR + 0.920%)	2.660%	12/15/36	270,000	269,592	(b)(c)
Countrywide Home Loans Reperforming REMIC Trust, 2004-R1 2A	6.500%	11/25/34	24,967	25,005	(c)
Countrywide Home Loans Reperforming REMIC Trust, 2005-R2 2A1	7.000%	6/25/35	75,434	80,423	(c)
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2 AF1 (1 mo. USD LIBOR + 0.420%)	2.212%	7/25/36	60,028	57,839	(b)(c)
CSMC Trust, 2015-2R 7A2	3.876%	8/27/36	1,200,245	1,026,429	(b)(c)
CSMC Trust, 2019-NQM1 A2	2.860%	10/25/59	329,550	330,874	(b)(c)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	490,000	497,971	(c)
CSMC Trust, 2015-10R 3A2 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.840%)	3.021%	10/27/46	1,110,000	1,106,260	(b)(c)
CSMC Trust, 2018-J1 B2	3.671%	2/25/48	837,463	843,069	(b)(c)
DBJPM Mortgage Trust, 2016-C1 ASB	3.038%	5/10/49	250,000	256,679
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 3AR1	4.795%	6/25/34	165,689	168,432	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2013-DN1 M2 (1 mo. USD LIBOR + 7.150%)	8.942%	7/25/23	352,028	398,659	(b)

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc. 2019 Quarterly Report	7

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - continued
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQ1 M3 (1 mo. USD LIBOR + 3.800%)	5.592%	3/25/25	175,560	$180,161	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA3 M2 (1 mo. USD LIBOR + 2.000%)	3.792%	12/25/28	47,412	47,485	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA4 M2 (1 mo. USD LIBOR + 1.300%)	3.092%	3/25/29	226,447	226,950	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-HQA1 M2 (1 mo. USD LIBOR + 2.750%)	4.542%	9/25/28	56,407	56,547	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 B2 (1 mo. USD LIBOR + 11.250%)	13.042%	10/25/29	368,212	460,977	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	13.542%	4/25/43	246,819	305,298	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP2 B2 (1 mo. USD LIBOR + 10.500%)	12.292%	2/25/47	520,000	596,851	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2013-C01 M2 (1 mo. USD LIBOR + 5.250%)	7.042%	10/25/23	255,207	281,865	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	6.192%	1/25/24	323,140	351,419	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C03 1M1 (1 mo. USD LIBOR + 3.000%)	4.792%	7/25/24	242,401	255,167	(b)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	6.692%	11/25/24	334,721	367,894	(b)(c)

See Notes to Schedule of Investments.

8	Western Asset Variable Rate Strategic Fund Inc. 2019 Quarterly Report

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - continued
Federal National Mortgage Association (FNMA) - CAS, 2016-C01 1B (1 mo. USD LIBOR + 11.750%)	13.542%	8/25/28	257,876	$364,839	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1B (1 mo. USD LIBOR + 10.250%)	12.042%	1/25/29	896,460	1,200,226	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M1 (1 mo. USD LIBOR + 1.450%)	3.242%	1/25/29	703	703	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	6.042%	1/25/29	950,000	1,010,899	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C06 1B (1 mo. USD LIBOR + 9.250%)	11.042%	4/25/29	1,007,508	1,295,398	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2018-C03 1M1 (1 mo. USD LIBOR + 0.680%)	2.472%	10/25/30	228,215	228,311	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2019-R02 1M1 (1 mo. USD LIBOR + 0.850%)	2.642%	8/25/31	18,050	18,052	(b)(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-25 BI, IO	3.000%	3/25/33	5,403,110	480,954
Federal National Mortgage Association (FNMA) REMIC, 2013-62 AI, IO	3.000%	6/25/33	4,065,102	456,050
Federal National Mortgage Association (FNMA) REMIC, 2019-38 CF (1 mo. USD LIBOR + 0.450%)	2.242%	7/25/49	834,574	832,442	(b)
Federal National Mortgage Association (FNMA) STRIPS, 347 2, IO	5.000%	1/25/34	560,356	112,195
Galton Funding Mortgage Trust, 2017-1 A22	3.000%	7/25/56	108,568	109,269	(b)(c)
GMACM Mortgage Loan Trust, 2005-AF2 A1	6.000%	12/25/35	700,326	687,369
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. USD LIBOR + 0.550%)	2.250%	3/20/60	85,244	85,262	(a)(b)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	2.700%	5/20/60	69,310	69,976	(a)(b)

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc. 2019 Quarterly Report	9

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - continued
Government National Mortgage Association (GNMA), 2010-H11 FA (1 mo. USD LIBOR + 1.000%)	2.700%	6/20/60	460,703	$466,407	(a)(b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	2.224%	11/20/60	899,826	897,940	(a)(b)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. USD LIBOR + 0.500%)	2.274%	1/20/61	89,938	89,853	(a)(b)
Government National Mortgage Association (GNMA), 2011-H05 FA (1 mo. USD LIBOR + 0.500%)	2.274%	12/20/60	164,422	164,287	(a)(b)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	2.274%	12/20/60	161,939	161,773	(a)(b)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	2.224%	2/20/61	386,201	385,362	(a)(b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	2.274%	2/20/61	260,763	260,610	(a)(b)
Government National Mortgage Association (GNMA), 2011-H08 FD (1 mo. USD LIBOR + 0.500%)	2.274%	2/20/61	236,612	236,393	(a)(b)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	2.274%	3/20/61	469,509	469,125	(a)(b)
Government National Mortgage Association (GNMA), 2011-H11 FB (1 mo. USD LIBOR + 0.500%)	2.274%	4/20/61	98,964	98,876	(b)
Government National Mortgage Association (GNMA), 2012-H18 NA (1 mo. USD LIBOR + 0.520%)	2.294%	8/20/62	398,540	398,375	(a)(b)
Government National Mortgage Association (GNMA), 2012-H23 SA (1 mo. USD LIBOR + 0.530%)	2.304%	10/20/62	329,577	341,307	(a)(b)
Government National Mortgage Association (GNMA), 2012-H23 WA (1 mo. USD LIBOR + 0.520%)	2.294%	10/20/62	469,948	469,761	(b)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. USD LIBOR + 0.400%)	2.192%	4/25/36	193,902	166,265	(b)(c)

See Notes to Schedule of Investments.

10	Western Asset Variable Rate Strategic Fund Inc. 2019 Quarterly Report

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - continued
HarborView Mortgage Loan Trust, 2004-10 4A	4.021%	1/19/35	80,379	$80,303	(b)
HarborView Mortgage Loan Trust, 2005-14 3A1A	4.507%	12/19/35	38,488	38,200	(b)
IndyMac INDX Mortgage Loan Trust, 2004-AR7 A2 (1 mo. USD LIBOR + 0.860%)	2.652%	9/25/34	109,742	107,801	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 ASB	3.705%	1/15/47	120,846	124,685
JPMorgan Mortgage Trust, 2005-A3 3A4	4.051%	6/25/35	78,860	81,805	(b)
Lanark Master Issuer PLC, 2018-1A 1A (3 mo. USD LIBOR + 0.420%)	2.319%	12/22/69	415,400	416,200	(b)(c)
MASTR Adjustable Rate Mortgages Trust, 2003-6 2A1	3.628%	12/25/33	32,504	32,115	(b)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	2.142%	5/25/35	647,844	456,909	(b)(c)
MASTR Reperforming Loan Trust, 2006-2 2A1	3.998%	5/25/36	71,461	67,703	(b)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	350,000	367,002
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.850%)	2.590%	11/15/34	112,564	111,905	(b)(c)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.400%)	3.140%	5/15/36	160,000	159,882	(b)(c)
Morgan Stanley Mortgage Loan Trust, 2006-6AR 2A	3.916%	5/25/36	279,911	258,916	(b)
Morgan Stanley Re-REMIC Trust, 2015-R2 1A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.710%)	3.036%	12/27/46	128,238	129,880	(b)(c)
Morgan Stanley Re-REMIC Trust, 2015-R2 1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.710%)	3.036%	12/27/46	1,448,893	1,169,899	(b)(c)
Morgan Stanley Re-REMIC Trust, 2015-R6 1A1 (1 mo. USD LIBOR + 0.260%)	2.228%	7/26/45	115,109	115,711	(b)(c)
MortgageIT Trust, 2005-3 A1 (1 mo. USD LIBOR + 0.600%)	2.392%	8/25/35	144,672	143,993	(b)
MSCG Trust, 2016-SNR A	3.348%	11/15/34	56,179	56,353	(b)(c)
Natixis Commercial Mortgage Securities Trust, 2019-TRUE A (1 mo. USD LIBOR + 2.011%)	3.755%	4/18/24	410,000	411,016	(b)(c)
New Residential Mortgage Loan Trust, 2015-1A A3	3.750%	5/28/52	275,957	285,972	(b)(c)

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc. 2019 Quarterly Report	11

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - continued
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	416,302	$434,783	(b)(c)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2007-1 1A4	6.138%	3/25/47	276,901	289,456
Nomura Resecuritization Trust, 2015-1R 2A2	3.160%	10/26/36	338,165	340,771	(b)(c)
One Market Plaza Trust, 2017-1MKT A	3.614%	2/10/32	320,000	327,927	(c)
PMT Credit Risk Transfer Trust, 2019-1R A (1 mo. USD LIBOR + 2.000%)	3.700%	3/27/24	407,628	407,766	(b)(c)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	368,042	317,523	(c)
Structured Asset Mortgage Investments II Trust, 2004-AR3 1A1 (1 mo. USD LIBOR + 0.600%)	2.364%	7/19/34	134,747	134,724	(b)
Structured Asset Securities Corp., 2005- RF2 A (1 mo. USD LIBOR + 0.350%)	2.142%	4/25/35	121,222	114,359	(b)(c)
Tharaldson Hotel Portfolio Trust, 2018-THL D (1 mo. USD LIBOR + 2.000%)	3.710%	11/11/34	267,326	267,991	(b)(c)
UBS Commercial Mortgage Trust, 2017-C4 A4	3.563%	10/15/50	410,000	437,762
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR11 A	4.219%	10/25/34	58,686	59,131	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR12 A2A (1 mo. USD LIBOR + 0.780%)	2.572%	10/25/44	63,025	63,026	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-4 CB9 (1 mo. USD LIBOR + 0.400%)	2.192%	6/25/35	326,061	282,240	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR1 A2A3 (1 mo. USD LIBOR + 0.800%)	2.592%	1/25/45	52,794	52,662	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. USD LIBOR + 0.720%)	2.512%	7/25/45	394,060	391,413	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR13 A1B3 (1 mo. USD LIBOR + 0.360%)	2.152%	10/25/45	244,285	242,109	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR13 A1C3 (1 mo. USD LIBOR + 0.490%)	2.282%	10/25/45	104,181	104,149	(b)

See Notes to Schedule of Investments.

12	Western Asset Variable Rate Strategic Fund Inc. 2019 Quarterly Report

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(e) - continued
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR13 2A (Cost of Funds for the 11th District of San Francisco + 1.500%, min. coupon of 1.500%)	2.627%	10/25/46	239,319	$232,882	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2007-OA2 1A (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.700%)	2.939%	3/25/47	745,041	691,411	(b)
Wells Fargo Commercial Mortgage Trust, 2015-C31 D	3.852%	11/15/48	364,630	336,166
Wells Fargo Commercial Mortgage Trust, 2015-NXS3 ASB	3.371%	9/15/57	140,000	144,829

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $32,456,820)				34,273,964

ASSET-BACKED SECURITIES - 25.7%
ACIS CLO Ltd., 2015-6A A1 (3 mo. USD LIBOR + 1.590%)	3.499%	5/1/27	133,411	133,453	(b)(c)
Ameriquest Mortgage Securities Inc., Asset-Backed Pass-Through Certificates, 2002-AR1 M1 (1 mo. USD LIBOR + 1.065%)	2.779%	9/25/32	69,629	70,510	(b)
Ameriquest Mortgage Securities Inc., Asset-Backed Pass-Through Certificates, 2005-R7 M2 (1 mo. USD LIBOR + 0.500%)	2.292%	9/25/35	214,537	215,483	(b)
Apex Credit CLO Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.470%)	3.406%	4/24/29	200,000	200,057	(b)(c)
Ares XLIV CLO Ltd., 2017-44A C (3 mo. USD LIBOR + 3.450%)	5.451%	10/15/29	250,000	250,725	(b)(c)
Argent Securities Inc., Asset-Backed Pass-Through Certificates, 2003-W3 M1 (1 mo. USD LIBOR + 1.125%)	2.917%	9/25/33	24,094	23,946	(b)
Avis Budget Rental Car Funding AESOP LLC, 2019-1A C	4.530%	3/20/23	108,000	110,802	(c)
Bear Stearns Asset-Backed Securities Trust, 2007-SD1 1A2A	6.000%	10/25/36	443,673	329,218
Bowman Park CLO Ltd., 2014-1A AR (3 mo. USD LIBOR + 1.180%)	3.090%	11/23/25	151,917	151,945	(b)(c)
Carlyle US CLO Ltd., 2017-2A A1B (3 mo. USD LIBOR + 1.220%)	3.186%	7/20/31	250,000	249,535	(b)(c)
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	5.666%	7/20/31	250,000	238,297	(b)(c)
Chase Funding Trust, 2004-1 1A7	4.985%	11/25/33	162,435	169,562

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc. 2019 Quarterly Report	13

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - continued
Citigroup Mortgage Loan Trust Inc., 2005-OPT1 M1 (1 mo. USD LIBOR + 0.630%)	2.422%	2/25/35	207,008	$204,662	(b)
Conseco Finance Corp., 1997-4 M1	7.220%	2/15/29	263,962	269,602	(b)
Countrywide Asset-Backed Certificates, 2007-13 2A1 (1 mo. USD LIBOR + 0.900%)	2.692%	10/25/47	516,278	506,025	(b)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	1.890%	11/15/36	276,019	244,702	(b)
Credit-Based Asset Servicing & Securitization LLC, 2007-SP1 A4	5.381%	12/25/37	149,506	151,512	(b)(c)
Domino’s Pizza Master Issuer LLC, 2017-1A A2I (3 mo. USD LIBOR + 1.250%)	3.190%	7/25/47	490,000	491,477	(b)(c)
GreenPoint Home Equity Loan Trust, 2004-4 A (1 mo. USD LIBOR + 0.280%)	2.020%	8/15/30	30,236	29,622	(b)
Grippen Park CLO Ltd., 2017-1A D (3 mo. USD LIBOR + 3.300%)	5.266%	1/20/30	500,000	495,837	(b)(c)
GSAA Home Equity Trust, 2006-5 2A3 (1 mo. USD LIBOR + 0.270%)	2.062%	3/25/36	623,536	416,513	(b)
GSAMP Trust, 2004-OPT B1 (1 mo. USD LIBOR + 2.400%)	3.790%	11/25/34	47,651	40,548	(b)
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. USD LIBOR + 0.400%)	2.192%	10/25/46	227,096	216,880	(b)(c)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	3.020%	7/25/27	218,364	218,307	(b)(c)
Hertz Vehicle Financing II LP, 2017-1A A	2.960%	10/25/21	900,000	905,728	(c)
Home Equity Loan Trust, 2006-HSA3 A (1 mo. USD LIBOR + 0.130%)	1.922%	5/25/36	338,679	331,479	(b)
Home Equity Mortgage Loan Asset-Backed Trust, 2005-C M2 (1 mo. USD LIBOR + 0.500%)	2.292%	10/25/35	790,000	777,836	(b)
Home Equity Mortgage Loan Asset-Backed Trust, 2006-A A (1 mo. USD LIBOR + 0.260%)	2.052%	6/25/36	1,982,474	178,523	(b)
Jamestown CLO X Ltd., 2017-10A A2 (3 mo. USD LIBOR + 1.850%)	3.852%	7/17/29	250,000	250,002	(b)(c)
Legacy Mortgage Asset Trust, 2019-GS1 A1	4.000%	1/25/59	676,337	684,534	(c)
Lehman XS Trust, 2006-8 2A4A (1 mo. USD LIBOR + 0.260%)	2.052%	6/25/36	1,165,885	1,032,652	(b)
Long Beach Mortgage Loan Trust, 2001-3 M1 (1 mo. USD LIBOR + 0.825%)	2.617%	9/25/31	16,856	16,927	(b)

See Notes to Schedule of Investments.

14	Western Asset Variable Rate Strategic Fund Inc. 2019 Quarterly Report

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - continued
Long Beach Mortgage Loan Trust, 2002-1 2M1 (1 mo. USD LIBOR + 1.125%)	2.917%	5/25/32	58,480	$58,861	(b)
Midocean Credit CLO VII, 2017-7A B (3 mo. USD LIBOR + 1.900%)	3.901%	7/15/29	250,000	249,380	(b)(c)
Monroe Capital BSL CLO Ltd., 2015-1A BR (3 mo. USD LIBOR + 1.750%)	3.649%	5/22/27	100,000	99,998	(b)(c)
Morgan Stanley ABS Capital I Inc. Trust, 2004-HE5 M2 (1 mo. USD LIBOR + 1.875%)	3.667%	6/25/34	489,908	487,967	(b)
Mosaic Solar Loan Trust, 2018-2GS A	4.200%	2/22/44	80,678	83,660	(c)
Navient Student Loan Trust, 2015-1 A2 (1 mo. USD LIBOR + 0.600%)	2.392%	4/25/40	116,597	114,372	(b)
Neuberger Berman Loan Advisers CLO Ltd., 2017-24A C (3 mo. USD LIBOR + 2.450%)	4.416%	4/19/30	250,000	249,995	(b)(c)
New Century Home Equity Loan Trust, 2004-3 M1 (1 mo. USD LIBOR + 0.930%)	2.722%	11/25/34	567,846	569,851	(b)
NovaStar Mortgage Funding Trust, 2004-1 M3 (1 mo. USD LIBOR + 0.825%)	2.617%	6/25/34	456,352	455,694	(b)
OneMain Financial Issuance Trust, 2016-3A A	3.830%	6/18/31	925,000	948,486	(c)
Option One Mortgage Loan Trust, 2005-3 M4 (1 mo. USD LIBOR + 0.930%)	2.722%	8/25/35	520,000	458,522	(b)
Origen Manufactured Housing Contract Trust, 2007-A A2	4.210%	4/15/37	270,081	265,010	(b)
RAAC Trust, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	2.062%	5/25/36	287,988	285,218	(b)(c)
RAMP Trust, 2003-RS7 MII1 (1 mo. USD LIBOR + 1.125%)	2.917%	8/25/33	17,912	17,785	(b)
RAMP Trust, 2006-NC3 M1 (1 mo. USD LIBOR + 0.340%)	2.132%	3/25/36	800,000	770,233	(b)
RASC Trust, 2005-KS12 M4 (1 mo. USD LIBOR + 0.640%)	2.432%	1/25/36	460,000	429,834	(b)
RASC Trust, 2006-KS2 M3 (1 mo. USD LIBOR + 0.410%)	2.202%	3/25/36	1,260,000	1,160,336	(b)
Renaissance Home Equity Loan Trust, 2003-2 A (1 mo. USD LIBOR + 0.880%)	2.672%	8/25/33	54,127	54,170	(b)
SACO I Trust, 2006-3 A3 (1 mo. USD LIBOR + 0.460%)	2.252%	4/25/36	73,761	73,132	(b)
SACO I Trust, 2006-4 A1 (1 mo. USD LIBOR + 0.340%)	2.132%	3/25/36	67,335	66,706	(b)

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc. 2019 Quarterly Report	15

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
ASSET-BACKED SECURITIES - continued
Seneca Park CLO Ltd., 2014-1A AR (3 mo. USD LIBOR + 1.120%)	3.122%	7/17/26	81,835		$81,844	(b)(c)
SLM Private Credit Student Loan Trust, 2007-A A4A (3 mo. USD LIBOR + 0.240%)	2.134%	12/16/41	500,009		486,068	(b)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	2.090%	3/25/44	960,000		901,414	(b)
SMB Private Education Loan Trust, 2016-C A2A	2.340%	9/15/34	563,158		561,726	(c)
Structured Asset Investment Loan Trust, 2004-9 M4 (1 mo. USD LIBOR + 1.950%)	3.742%	10/25/34	117,619		118,769	(b)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-GEL4 M1 (1 mo. USD LIBOR + 0.380%)	2.172%	10/25/36	830,000		830,066	(b)(c)
Terwin Mortgage Trust, 2004-5HE M1 (1 mo. USD LIBOR + 0.885%)	2.677%	6/25/35	445,682		439,431	(b)
THL Credit Wind River CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	3.636%	7/15/28	250,000		249,488	(b)(c)
Towd Point Mortgage Trust, 2017-1 A1	2.750%	10/25/56	388,656		392,279	(b)(c)
Tryon Park CLO Ltd., 2013-1A A1SR (3 mo. USD LIBOR + 0.890%)	2.891%	4/15/29	250,000		249,380	(b)(c)
Venture XXVIII CLO Ltd., 2017-28A A2 (3 mo. USD LIBOR + 1.110%)	3.076%	7/20/30	300,000		298,479	(b)(c)
ZAIS CLO 13 Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	3.569%	7/15/32	250,000		248,547	(b)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $20,739,257)					21,363,602

SOVEREIGN BONDS - 3.7%
Brazil - 0.9%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	1,885,000	BRL	492,560
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	833,000	BRL	230,246
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	108,000	BRL	31,661

Total Brazil					754,467

Mexico - 1.4%
Mexican Bonos, Senior Notes	8.500%	5/31/29	13,670,000	MXN	805,285
Mexico Government International Bond, Senior Notes	6.750%	9/27/34	85,000		116,692	(a)
Mexico Government International Bond, Senior Notes	5.550%	1/21/45	210,000		259,231	(a)

Total Mexico					1,181,208

See Notes to Schedule of Investments.

16	Western Asset Variable Rate Strategic Fund Inc. 2019 Quarterly Report

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Qatar - 0.3%
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	200,000	$211,443	(f)

Russia - 0.5%
Russian Foreign Bond - Eurobond, Senior Notes	12.750%	6/24/28	254,000	438,567	(f)

United Arab Emirates - 0.6%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	270,000	273,681	(c)
Abu Dhabi Government International Bond, Senior Notes	2.125%	9/30/24	210,000	209,638	(c)

Total United Arab Emirates				483,319

TOTAL SOVEREIGN BONDS (Cost - $2,938,484)				3,069,004

MORTGAGE-BACKED SECURITIES - 3.0%
FHLMC - 0.1%
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	5/1/49	78,457	81,547

FNMA - 1.3%
Federal National Mortgage Association (FNMA)	3.525%	2/1/29	540,000	582,137
Federal National Mortgage Association (FNMA)	3.500%	4/1/49	184,288	190,340
Federal National Mortgage Association (FNMA)	3.000%	11/1/49	198,318	201,495
Federal National Mortgage Association (FNMA)	3.000%	1/1/50	100,000	101,463	(g)

Total FNMA				1,075,435

GNMA - 1.6%
Government National Mortgage Association (GNMA)	6.500%	8/15/34	76,579	86,455
Government National Mortgage Association (GNMA) II (1 mo. USD LIBOR + 1.166%)	3.204%	7/20/60	84,881	86,842	(b)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.089%)	2.879%	8/20/58	87,414	88,518	(a)(b)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.225%)	3.033%	7/20/60	83,788	85,307	(b)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.375%)	3.166%	12/20/59	89,911	91,708	(b)

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc. 2019 Quarterly Report	17

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
GNMA - continued
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.410%)	3.200%	12/20/59	426,771	$435,171	(b)
Government National Mortgage Association (GNMA) II (UST Yield Curve CMT 1 year + 1.440%)	3.230%	10/20/59- 1/20/60	435,296	444,721	(b)

Total GNMA				1,318,722

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $2,421,370)				2,475,704

			SHARES
PREFERRED STOCKS - 2.3%
FINANCIALS - 2.3%
Capital Markets - 2.3%
Northern Trust Corp.	5.850%		23,300	582,733
State Street Corp. (5.900% to 3/15/24 then 3 mo. USD LIBOR + 3.108%)	5.900%		49,000	1,345,540	(b)

TOTAL PREFERRED STOCKS (Cost - $1,858,460)				1,928,273

		MATURITY DATE	FACE AMOUNT†
SENIOR LOANS - 1.6%
COMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.1%
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	4.240%	1/31/28	137,809	138,842	(b)(h)(i)

Media - 0.9%
Univision Communications Inc., 2017 Replacement Term Loan (1 mo. USD LIBOR + 2.750%)	4.549%	3/15/24	731,865	723,893	(b)(h)(i)

TOTAL COMMUNICATION SERVICES				862,735

CONSUMER DISCRETIONARY - 0.3%
Specialty Retail - 0.3%
Michaels Stores Inc., 2018 New Replacement Term Loan B (1 mo. USD LIBOR + 2.500%)	4.292-4.305%	1/30/23	233,836	226,821	(b)(h)(i)

INDUSTRIALS - 0.3%
Airlines - 0.3%
American Airlines Inc., 2017 Replacement Term Loan B (1 mo. USD LIBOR + 2.000%)	3.740%	12/14/23	272,194	273,436	(b)(h)(i)

TOTAL SENIOR LOANS (Cost - $1,349,602)				1,362,992

See Notes to Schedule of Investments.

18	Western Asset Variable Rate Strategic Fund Inc. 2019 Quarterly Report

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.2%
U.S. Government Obligations - 0.2%
U.S. Treasury Notes (Cost - $139,842)	2.125%	5/31/26	140,000	$142,857

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.0%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.0%
U.S. Treasury 5-Year Notes Futures, Call @ $118.50 (Cost - $4,865)	1/24/20	17	17,000	5,844

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $95,193,183)				99,880,737

	RATE		SHARES
SHORT-TERM INVESTMENTS - 0.9%
Dreyfus Government Cash Management, Institutional Shares (Cost - $781,293)	1.522%		781,293	781,293

TOTAL INVESTMENTS - 121.1% (Cost - $95,974,476)				100,662,030
Liabilities in Excess of Other Assets - (21.1)%				(17,553,815)

TOTAL NET ASSETS - 100.0%				$83,108,215

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(f)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc. 2019 Quarterly Report	19

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

Abbreviations used in this schedule:

BRL	— Brazilian Real

CAS	— Connecticut Avenue Securities

CLO	— Collateralized Loan Obligation

CMT	— Constant Maturity Treasury

IO	— Interest Only

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

REMIC	— Real Estate Mortgage Investment Conduit

Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit

STRIPS	— Separate Trading of Registered Interest and Principal Securities

USD	— United States Dollar

UST	— United States Treasury

At December 31, 2019, the Fund had the following open reverse repurchase agreements:

COUNTERPARTY	RATE	EFFECTIVE DATE	MATURITY DATE		FACE AMOUNT OF REVERSE REPURCHASE AGREEMENTS	ASSET CLASS OF COLLATERAL*	COLLATERAL VALUE
Bank of America N.A.	2.030%	12/5/2019	3/5/2020		$782,000	Collateralized Mortgage Obligations	$822,791
						Mortgage-Backed Securities	88,518
Bank of America N.A.	2.050%	11/4/2019	2/4/2020		1,144,000	Collateralized Mortgage Obligations	1,250,144
Bank of America N.A.	2.050%	12/23/2019	3/23/2020		765,000	Collateralized Mortgage Obligations	897,940
Bank of America N.A.	2.070%	12/20/2019	3/20/2020		900,000	Collateralized Mortgage Obligations	1,055,795
Barclays Bank PLC	2.600%	6/14/2018	TBD	**	265,819	Sovereign Bonds	375,923
RBC Capital Markets	2.300%	11/26/2019	2/24/2020		2,326,028	Corporate Bonds & Notes	2,481,312
RBC Capital Markets	2.300%	12/3/2019	3/2/2020		12,443,777	Corporate Bonds & Notes	13,043,067

					$18,626,624		$20,015,490

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**

TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of December 31, 2019.

See Notes to Schedule of Investments.

20	Western Asset Variable Rate Strategic Fund Inc. 2019 Quarterly Report

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

SCHEDULE OF WRITTEN OPTIONS

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
U.S. Treasury 5-Year Notes Futures, Call	1/24/20	$119.00	8	$8,000	$(1,062)
U.S. Treasury 5-Year Notes Futures, Put	1/24/20	118.00	8	8,000	(625)
U.S. Treasury 5-Year Notes Futures, Put	1/24/20	118.25	6	6,000	(844)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $5,149)					$(2,531)

At December 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
30-Day Federal Funds	10	5/20	$4,111,410	$4,103,036	$(8,374)
30-Day Federal Funds	10	7/20	4,117,848	4,104,286	(13,562)
90-Day Eurodollar	39	6/20	9,476,733	9,585,225	108,492
90-Day Eurodollar	17	12/20	4,165,027	4,181,150	16,123
90-Day Eurodollar	28	3/21	6,886,384	6,890,800	4,416
U.S. Treasury 5-Year Notes	6	3/20	711,007	711,656	649
U.S. Treasury 10-Year Notes	173	3/20	22,418,236	22,216,986	(201,250)

					(93,506)

Contracts to Sell:
30-Day Federal Funds	1	1/20	407,989	410,231	(2,242)
90-Day Eurodollar	33	3/20	8,110,531	8,106,862	3,669
U.S. Treasury 2-Year Notes	38	3/20	8,196,356	8,189,000	7,356
U.S. Treasury Long-Term Bonds	9	3/20	1,434,686	1,403,156	31,530
					40,313

Net unrealized depreciation on open futures contracts					$(53,193)

At December 31, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	14,070,000	USD	701,560	Barclays Bank PLC	1/17/20	$40,711
CAD	311,353	USD	235,883	Citibank N.A.	1/17/20	3,910
CAD	800,000	USD	606,359	Citibank N.A.	1/17/20	9,771
USD	28,461	BRL	119,000	Citibank N.A.	1/17/20	(1,106)
USD	85,100	GBP	69,377	Citibank N.A.	1/17/20	(6,841)

Total						$46,445

See Notes to Schedule of Investments.

Western Asset Variable Rate Strategic Fund Inc. 2019 Quarterly Report	21

WESTERN ASSET VARIABLE RATE STRATEGIC FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2019

Abbreviations used in this table:

BRL	— Brazilian Real
CAD	— Canadian Dollar
GBP	— British Pound
MXN	— Mexican Peso
USD	— United States Dollar

At December 31, 2019, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$2,500,000	6/28/23	1.238% semi-annually	3-Month LIBOR quarterly	$(2,348)	$40,440
	3,860,000	7/9/23	2.902% semi-annually	3-Month LIBOR quarterly	(20,893)	(140,086)
	2,667,000	6/30/26	1.550% semi-annually	3-Month LIBOR quarterly	8,425	28,904
	3,018,000	11/15/26	1.550% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	97	488
	19,100,000	7/5/28	3.000% semi-annually	3-Month LIBOR quarterly	(108,943)	(1,640,111)

Total	$31,145,000				$(123,662)	$(1,710,365)

†	Percentage shown is an annual percentage rate.

Abbreviations used in this table:

LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

22	Western Asset Variable Rate Strategic Fund Inc. 2019 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Variable Rate Strategic Fund Inc. (the “Fund”) was incorporated in Maryland on August 3, 2004 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is to maintain a high level of current income. The Fund invests primarily in variable rate instruments of U.S. and non-U.S. issuers, including U.S. and non-U.S. investment grade and high-yield debt, senior loans, emerging market debt and derivatives related to these securities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the super-vision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

23

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next avail-able market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

24

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$35,258,497	—	$35,258,497
Collateralized Mortgage
Obligations	—	34,273,964	—	34,273,964
Asset-Backed Securities	—	21,363,602	—	21,363,602
Sovereign Bonds	—	3,069,004	—	3,069,004
Mortgage-Backed Securities	—	2,475,704	—	2,475,704
Preferred Stocks	$1,928,273	—	—	1,928,273
Senior Loans	—	1,362,992	—	1,362,992
U.S. Government & Agency
Obligations	—	142,857	—	142,857
Purchased Options	5,844	—	—	5,844

Total Long-Term Investments	1,934,117	97,946,620	—	99,880,737

Short-Term Investments†	781,293	—	—	781,293

Total Investments	$2,715,410	$97,946,620	—	$100,662,030

Other Financial Instruments:
Futures Contracts	$172,235	—	—	$172,235
Forward Foreign Currency
Contracts	—	$54,392	—	54,392
Centrally Cleared Interest Rate Swaps	—	69,832	—	69,832

Total Other Financial Instruments	$172,235	$124,224	—	$296,459

Total	$2,887,645	$98,070,844	—	$100,958,489

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options	$2,531	—	—	$2,531
Futures Contracts	225,428	—	—	225,428
Forward Foreign Currency
Contracts	—	$7,947	—	7,947
Centrally Cleared Interest Rate Swaps	—	1,780,197	—	1,780,197

Total	$227,959	$1,788,144	—	$2,016,103

†	See Schedule of Investments for additional detailed categorizations.

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